Property, plant and equipment	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

8.	Property, plant and equipment

	September 30, 2025
	Land	Buildings	Right of use asset	Leasehold improvement	Production equipment	Office furniture & equipment	Capital work in progress	Battery technology and certifications	Total
Gross carrying amount
Balance beginning	215	7,485	3,209	76	1,809	105	—	935	13,834
Additions	—	—	(96)	253	1,213	20	2,049	1,076	4,515
Disposals	—	—	—	—	(509)	—	—	11	(498)
Exchange differences	—	—	(4)	—	—	(5)	—	(6)	(15)
Balance ending	215	7,485	3,109	329	2,513	120	2,049	2,016	17,836
Depreciation and impairment
Balance beginning	—	(793)	(1,584)	(48)	(1,194)	(72)	—	(169)	(3,860)
Depreciation	—	(374)	(393)	(31)	(279)	(21)	—	(271)	(1,369)
Disposals	—	—	—	—	435	—	—	—	435
Exchange differences	—	—	—	—	—	1	—	—	1
Balance ending	—	(1,167)	(1,977)	(79)	(1,038)	(92)	—	(440)	(4,793)
Net Book Value ending	215	6,318	1,132	250	1,475	28	2,049	1,576	13,043

	September 30, 2024
	Land	Buildings	Right of use asset	Leasehold improvement	Production equipment	Office furniture & equipment	Battery technology and certifications	Total
Gross carrying amount
Balance beginning	215	7,485	3,197	76	1,712	73	401	13,159
Additions	—	—	—	—	94	31	539	664
Exchange differences	—	—	12	—	3	1	—	16
Balance ending	215	7,485	3,209	76	1,809	105	940	13,839
Depreciation and impairment
Balance beginning	—	(419)	(1,127)	(33)	(970)	(60)	(31)	(2,640)
Depreciation	—	(374)	(454)	(15)	(221)	(11)	(137)	(1,212)
Exchange differences	—	—	(9)	—	(3)	(1)	—	(13)
Balance ending	—	(793)	(1,590)	(48)	(1,194)	(72)	(168)	(3,865)
Net Book Value ending	215	6,692	1,619	28	615	33	772	9,974

During the financial year ending September 30, 2025, the Company incurred loan fees of $472 (September 30, 2024: $ NIL) in connection with the EXIM financing facility. As the related borrowing is directly attributable to the construction of a qualifying asset, the loan fee has been capitalized to “capital work in progress” (CWIP) in accordance with IAS 23 – Borrowing Costs. The capitalized amount forms part of the cost of the qualifying asset and will be amortized over the useful life of the asset once it is available for its intended use. Refer Note 10(b) for more details